Structured entities - Nature of interests (Details) - GBP (£) £ in Millions	Dec. 31, 2021		Dec. 31, 2020
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	£ 191,972	[1]	£ 175,151
Financial assets at fair value through other comprehensive income	61,753	[1]	78,688
Loans and advances at amortised cost	361,451	[1]	342,632
Other assets	3,785	[1]	2,622
Other interests
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	3,490		2,864
Financial assets at fair value through other comprehensive income	91		153
Loans and advances at amortised cost	28,227		20,946
Other assets	17		16
Total on-balance sheet exposures	31,825		23,979
Total off-balance sheet notional amounts	20,441		19,305
Maximum exposure to loss	52,266		43,284
Total assets of the entity	284,552		291,170
Other interests | Of which: Barclays owned, not consolidated entities
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	3,335		2,698
Financial assets at fair value through other comprehensive income	0		0
Other assets	0		0
Total on-balance sheet exposures	3,335		2,698
Total off-balance sheet notional amounts	0		0
Maximum exposure to loss	3,335		2,698
Total assets of the entity	11,513		11,008
Other interests | Financial assets at amortised cost
Disclosure of unconsolidated structured entities [line items]
Loans and advances at amortised cost	28,227		20,946
Other interests | Financial assets at amortised cost | Of which: Barclays owned, not consolidated entities
Disclosure of unconsolidated structured entities [line items]
Loans and advances at amortised cost	0		0
Multi-seller conduit programme
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	0		0
Financial assets at fair value through other comprehensive income	0		0
Other assets	8		8
Total on-balance sheet exposures	5,192		5,154
Total off-balance sheet notional amounts	11,015		11,750
Maximum exposure to loss	16,207		16,904
Total assets of the entity	65,441		87,004
Multi-seller conduit programme | Financial assets at amortised cost
Disclosure of unconsolidated structured entities [line items]
Loans and advances at amortised cost	5,184		5,146
Lending
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	70		98
Financial assets at fair value through other comprehensive income	53		106
Other assets	4		3
Total on-balance sheet exposures	14,665		12,928
Total off-balance sheet notional amounts	9,426		7,555
Maximum exposure to loss	24,091		20,483
Total assets of the entity	166,238		159,804
Lending | Financial assets at amortised cost
Disclosure of unconsolidated structured entities [line items]
Loans and advances at amortised cost	14,538		12,721
Other
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	3,420		2,766
Financial assets at fair value through other comprehensive income	38		47
Other assets	5		5
Total on-balance sheet exposures	11,968		5,897
Total off-balance sheet notional amounts	0		0
Maximum exposure to loss	11,968		5,897
Total assets of the entity	52,873		44,362
Other | Financial assets at amortised cost
Disclosure of unconsolidated structured entities [line items]
Loans and advances at amortised cost	£ 8,505		£ 3,079

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.